Short-Term Deposits - Schedule of Short-Term Deposits Balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Short Term Deposits [Line Items]
Short Term Deposits	¥ 5,974,790	$ 915,677	¥ 6,743,445
RMB [Member]
Short Term Deposits [Line Items]
Short Term Deposits	1,800,000		500,000
US$ [Member]
Short Term Deposits [Line Items]
Short Term Deposits	¥ 4,174,790	$ 639,824	¥ 6,243,445	$ 894,964